Other non-current assets	12 Months Ended
Dec. 31, 2018
Other non-current assets [abstract]
Other non-current assets
16	Other non-current assets

Details of other non-current assets are as follows:

	As at 31 December
	2018	2017
Finance lease receivables*	10,811,603	617,187
VAT recoverable	3,282,075	2,741,604
Prepayments for pre-construction cost	987,469	937,161
Intangible assets **	698,541	697,884
Profit compensation from Huaneng Group***	440,551	244,533
Prepaid territorial water use right ****	370,307	374,743
Prepayments for capacity quota	303,399	303,399
Prepaid connection fees	113,587	120,486
Others	2,328,527	1,659,848

Total	19,336,059	7,696,845

*
Ruyi Pakistan Energy entered into a power purchase agreement with CPPA-G to sell all of the electricity produced with regulated tariff mechanism approved by National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism,  almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore were accounted for as a finance lease to CPPA-G.

**	The intangible assets primarily consist of software, patented technologies and etc. In 2018, there is no impairment provided for the intangible assets (2017: RMB Nil).

***
The Company acquired several subsidiaries including Shandong Power from Huaneng Group which was completed on 1 January 2017. According to the profit compensation agreement associated with the acquisition, Huaneng Group should compensate the Company in cash based on the shortfall of accumulated actual net profit compared with the accumulated forecast net profit of certain subsidiaries of Shandong Power during the compensation period from year 2017 to 2019. As at 31 December 2018, the fair value of above mentioned contingent consideration from Huaneng Group amounted to RMB991 million was recognised (31 December 2017: RMB860 million), which was recorded in other receivables and assets of RMB551 million, and other non-current assets of RMB440 million, respectively. The profit compensation related to year 2018 of RMB551 million was recorded in “other receivables and assets”.

****	The prepaid territorial water use right are amortized over the contractual period of 50 years.